TRANSAMERICA ETF TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectuses
DeltaShares® S&P 400 Managed Risk ETF
DeltaShares® S&P 500 Managed Risk ETF
DeltaShares® S&P 600 Managed Risk ETF
DeltaShares® S&P International Managed Risk ETF
DeltaShares® S&P EM 100 & Managed Risk ETF
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DeltaShares® S&P 400 Managed Risk ETF
DeltaShares® S&P 600 Managed Risk ETF
DeltaShares® S&P International Managed Risk ETF
Effective immediately, the eighth paragraph of “The Fund’s Principal Investment Strategy” section of the Prospectus and Summary Prospectus for DeltaShares® S&P 400 Managed Risk ETF, DeltaShares® S&P 600 Managed Risk ETF and DeltaShares® S&P International Managed Risk ETF is deleted in its entirety and replaced with the following:
Weight changes among Constituent Indices are calculated and may be implemented daily. A weight change is triggered when the weight allocated to the Equity Index changes by at least 5% since the last implemented change, netting positive and negative changes. Any daily weight change is limited to 10% plus the amount, if any, not previously implemented due to the 5% trigger not being met.
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DeltaShares® S&P 500 Managed Risk ETF
DeltaShares® S&P EM 100 & Managed Risk ETF
Effective immediately, the eighth paragraph of “The Fund’s Principal Investment Strategy” section of the Prospectus and Summary Prospectus for DeltaShares® S&P 500 Managed Risk ETF and DeltaShares® S&P EM 100 & Managed Risk ETF is deleted in its entirety and replaced with the following:
Weight changes among Constituent Indices are calculated and may be implemented daily. A weight change is triggered when the weight allocated to the Equity Index changes by at least 3% since the last implemented change, netting positive and negative changes. Any daily weight change is limited to 10% plus the amount, if any, not previously implemented due to the 3% trigger not being met.
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Investors Should Retain this Supplement for Future Reference
September 21, 2021